UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

Bancroft Fund Ltd.
(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

ProxyEdge Meeting Date Range: 07/01/2015 - 06/30/2016 Bancroft Fund Ltd.	Report Date: 07/08/2016

Investment Company Report
FERRARI, NV
Security	N3167Y103		Meeting Type		Annual
Ticker Symbol	RACE		Meeting Date		15-Apr-2016
ISIN			Agenda		934347421 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
2D.	ADOPTION OF THE 2015 ANNUAL ACCOUNTS	Management	For	For
2E.	GRANTING OF DISCHARGE TO THE DIRECTORS IN RESPECT OF THE PERFORMANCE OF THEIR DUTIES DURING THE FINANCIAL YEAR 2015	Management	For	For
3A.	RE-APPOINTMENT OF THE DIRECTOR: AMEDEO FELISA (EXECUTIVE DIRECTOR)	Management	For	For
3B.	RE-APPOINTMENT OF THE DIRECTOR: SERGIO MARCHIONNE (EXECUTIVE DIRECTOR)	Management	For	For
3C.	RE-APPOINTMENT OF THE DIRECTOR: PIERO FERRARI (NON-EXECUTIVE DIRECTOR)	Management	For	For
3D.	RE-APPOINTMENT OF THE DIRECTOR: LOUIS C. CAMILLERI (NON-EXECUTIVE DIRECTOR)	Management	For	For
3E.	RE-APPOINTMENT OF THE DIRECTOR: GIUSEPPINA CAPALDO (NON-EXECUTIVE DIRECTOR)	Management	For	For
3F.	RE-APPOINTMENT OF THE DIRECTOR: EDUARDO H. CUE (NON-EXECUTIVE DIRECTOR)	Management	For	For
3G.	RE-APPOINTMENT OF THE DIRECTOR: SERGIO DUCA (NON-EXECUTIVE DIRECTOR)	Management	For	For
3H.	RE-APPOINTMENT OF THE DIRECTOR: ELENA ZAMBON (NON-EXECUTIVE DIRECTOR)	Management	For	For
3I.	APPOINTMENT OF THE NEW DIRECTORS: DELPHINE ARNAULT (NON-EXECUTIVE DIRECTOR)	Management	For	For
3J.	APPOINTMENT OF THE NEW DIRECTORS: JOHN ELKANN (NON-EXECUTIVE DIRECTOR)	Management	For	For
3K.	APPOINTMENT OF THE NEW DIRECTORS: LAPO ELKANN (NON-EXECUTIVE DIRECTOR)	Management	For	For
3L.	APPOINTMENT OF THE NEW DIRECTORS: MARIA PATRIZIA GRIECO (NON-EXECUTIVE DIRECTOR)	Management	For	For
3M.	APPOINTMENT OF THE NEW DIRECTORS: ADAM KESWICK (NON-EXECUTIVE DIRECTOR)	Management	For	For
4.	DELEGATION TO THE BOARD OF THE AUTHORITY TO ACQUIRE COMMON SHARES IN THE CAPITAL OF THE COMPANY	Management	For	For
FERRARI, NV
Security	N3167Y103		Meeting Type		Annual
Ticker Symbol	RACE		Meeting Date		15-Apr-2016
ISIN			Agenda		934359008 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
2D.	ADOPTION OF THE 2015 ANNUAL ACCOUNTS	Management	For	For
2E.	GRANTING OF DISCHARGE TO THE DIRECTORS IN RESPECT OF THE PERFORMANCE OF THEIR DUTIES DURING THE FINANCIAL YEAR 2015	Management	For	For
3A.	RE-APPOINTMENT OF THE DIRECTOR: AMEDEO FELISA (EXECUTIVE DIRECTOR)	Management	For	For
3B.	RE-APPOINTMENT OF THE DIRECTOR: SERGIO MARCHIONNE (EXECUTIVE DIRECTOR)	Management	For	For
3C.	RE-APPOINTMENT OF THE DIRECTOR: PIERO FERRARI (NON-EXECUTIVE DIRECTOR)	Management	For	For
3D.	RE-APPOINTMENT OF THE DIRECTOR: LOUIS C. CAMILLERI (NON-EXECUTIVE DIRECTOR)	Management	For	For
3E.	RE-APPOINTMENT OF THE DIRECTOR: GIUSEPPINA CAPALDO (NON-EXECUTIVE DIRECTOR)	Management	For	For
3F.	RE-APPOINTMENT OF THE DIRECTOR: EDUARDO H. CUE (NON-EXECUTIVE DIRECTOR)	Management	For	For
3G.	RE-APPOINTMENT OF THE DIRECTOR: SERGIO DUCA (NON-EXECUTIVE DIRECTOR)	Management	For	For
3H.	RE-APPOINTMENT OF THE DIRECTOR: ELENA ZAMBON (NON-EXECUTIVE DIRECTOR)	Management	For	For
3I.	APPOINTMENT OF THE NEW DIRECTORS: DELPHINE ARNAULT (NON-EXECUTIVE DIRECTOR)	Management	For	For
3J.	APPOINTMENT OF THE NEW DIRECTORS: JOHN ELKANN (NON-EXECUTIVE DIRECTOR)	Management	For	For
3K.	APPOINTMENT OF THE NEW DIRECTORS: LAPO ELKANN (NON-EXECUTIVE DIRECTOR)	Management	For	For
3L.	APPOINTMENT OF THE NEW DIRECTORS: MARIA PATRIZIA GRIECO (NON-EXECUTIVE DIRECTOR)	Management	For	For
3M.	APPOINTMENT OF THE NEW DIRECTORS: ADAM KESWICK (NON-EXECUTIVE DIRECTOR)	Management	For	For
4.	DELEGATION TO THE BOARD OF THE AUTHORITY TO ACQUIRE COMMON SHARES IN THE CAPITAL OF THE COMPANY	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Bancroft Fund Ltd.

By (Signature and Title)* /s/Jane D. O’Keeffe

      Jane D. O’Keeffe, Principal Executive Officer

Date 8/1/16

*Print the name and title of each signing officer under his or her signature.